Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,644,000
Previously Paid Amount	0.00
Total Fee Amount	404.80
Total Offset Amount	0.00
Net Fee	404.80
Narrative - Max Aggregate Offering Price	$ 2,644,000
Final Prospectus	true